Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Communication Services Portfolio
November 30, 2021
BAM-NPRT3-0122
1.810700.117
Common Stocks - 97.0%
	Shares	Value ($)
Diversified Telecommunication Services - 7.3%
Alternative Carriers - 4.1%
EchoStar Holding Corp. Class A (a)(b)	121,900	3,336,403
Iridium Communications, Inc. (a)	28,600	1,099,670
Liberty Global PLC Class C (a)	1,362,000	36,283,680
Liberty Latin America Ltd. Class C (a)	1,044,486	11,740,023
		52,459,776
Integrated Telecommunication Services - 3.2%
AT&T, Inc.	1,704,100	38,904,603
Deutsche Telekom AG	124,448	2,191,864
		41,096,467
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		93,556,243
Entertainment - 19.6%
Interactive Home Entertainment - 7.6%
Activision Blizzard, Inc.	592,900	34,743,940
Electronic Arts, Inc.	82,400	10,235,728
Motorsport Games, Inc. Class A (b)	4,300	40,248
Sea Ltd. ADR (a)	114,100	32,868,787
Skillz, Inc. (a)(b)	26,600	247,114
Take-Two Interactive Software, Inc. (a)	16,700	2,770,196
Zynga, Inc. (a)	2,842,300	17,139,069
		98,045,082
Movies & Entertainment - 12.0%
Cinemark Holdings, Inc. (a)(b)	450,400	6,990,208
Endeavor Group Holdings, Inc. (a)	8,400	236,208
Lions Gate Entertainment Corp.:
Class A (a)(b)	34,500	505,425
Class B (a)	503,734	6,875,969
Marcus Corp. (a)(b)	256,300	4,477,561
Netflix, Inc. (a)	81,500	52,314,850
The Walt Disney Co. (a)	327,971	47,522,998
Warner Music Group Corp. Class A	514,400	22,288,952
World Wrestling Entertainment, Inc. Class A (b)	280,100	13,825,736
		155,037,907
TOTAL ENTERTAINMENT		253,082,989
Equity Real Estate Investment Trusts (REITs) - 0.5%
Specialized REITs - 0.5%
Lamar Advertising Co. Class A	63,100	6,894,306
Hotels, Restaurants & Leisure - 1.0%
Casinos & Gaming - 1.0%
Flutter Entertainment PLC (a)	95,800	12,982,998
Interactive Media & Services - 51.4%
Interactive Media & Services - 51.4%
Alphabet, Inc. Class A (a)	113,300	321,539,735
Angi, Inc. (a)(b)	917,400	8,816,214
Match Group, Inc. (a)	48,170	6,261,618
Meta Platforms, Inc. Class A (a)	842,700	273,422,442
Snap, Inc. Class A (a)	750,500	35,731,305
Twitter, Inc. (a)	125,500	5,514,470
Zoominfo Technologies, Inc. (a)	199,300	12,296,810
		663,582,594
Media - 9.5%
Advertising - 0.2%
S4 Capital PLC (a)	117,000	900,948
TechTarget, Inc. (a)	12,100	1,169,223
		2,070,171
Broadcasting - 3.9%
Fox Corp. Class A	54,400	1,942,624
Liberty Media Corp.:
Liberty Media Class A (a)	429,662	24,752,828
Liberty SiriusXM Series A (a)	471,600	23,014,080
Liberty SiriusXM Series C (a)	24,070	1,177,745
		50,887,277
Cable & Satellite - 4.9%
Altice U.S.A., Inc. Class A (a)	375,600	5,949,504
Comcast Corp. Class A	458,300	22,905,834
DISH Network Corp. Class A (a)	44,539	1,391,844
Liberty Broadband Corp. Class A (a)	222,423	33,714,878
		63,962,060
Publishing - 0.5%
News Corp. Class A	280,300	6,060,086
TOTAL MEDIA		122,979,594
Real Estate Management & Development - 0.2%
Real Estate Services - 0.2%
Zillow Group, Inc. Class A (a)(b)	54,200	2,932,762
Road & Rail - 2.8%
Trucking - 2.8%
Uber Technologies, Inc. (a)	960,100	36,483,800
Software - 0.0%
Application Software - 0.0%
Viant Technology, Inc.	1,200	11,760
Wireless Telecommunication Services - 4.7%
Wireless Telecommunication Services - 4.7%
T-Mobile U.S., Inc. (a)	559,750	60,906,398
TOTAL COMMON STOCKS (Cost $892,541,787)		1,253,413,444

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
Internet & Direct Marketing Retail - 0.3%
Internet & Direct Marketing Retail - 0.3%
Reddit, Inc. Series F (c)(d) (Cost $3,584,075)	58,000	3,584,075

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e)	32,269,728	32,276,182
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	33,288,865	33,292,194
TOTAL MONEY MARKET FUNDS (Cost $65,568,376)		65,568,376

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $961,694,238)	1,322,565,895
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(30,673,349)
NET ASSETS - 100.0%	1,291,892,546

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,584,075 or 0.3% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series F	8/11/21	3,584,075

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	12,091,854	523,682,837	503,498,509	8,359	-	-	32,276,182	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	10,915,194	262,860,878	240,483,878	34,425	-	-	33,292,194	0.1%
Total	23,007,048	786,543,715	743,982,387	42,784	-	-	65,568,376

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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